Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) item
Summary of significant accounting policies
Number of business models | item	2				2
Remaining unsatisfied performance obligations	¥ 282,860,275		¥ 420,361,656	¥ 287,607,599	$ 40,448,481
Net revenues	7,639,424,431	$ 1,092,423,164	5,871,781,746	4,814,884,030
Loan facilitation service
Summary of significant accounting policies
Net revenues	3,843,004,896	549,542,391	3,102,344,942	2,740,974,233
Post-origination service
Summary of significant accounting policies
Net revenues	1,074,453,821	153,644,853	759,538,640	596,581,987
Financing income
Summary of significant accounting policies
Net revenues	1,396,975,778	199,764,879	1,372,004,085	1,137,336,454
Guarantee income
Summary of significant accounting policies
Net revenues	636,572,154	91,028,607	201,715,792	24,496,658
Other revenue
Summary of significant accounting policies
Net revenues	688,417,782	98,442,434	436,178,287	315,494,698
Xiaoying Credit Loan [Member]
Summary of significant accounting policies
Contract assets	1,551,472,053		1,445,702,560		$ 221,857,553
Net revenues	6,980,987,431	998,267,925	5,473,832,269	4,526,228,336
Xiaoying Credit Loan [Member] | Loan facilitation service
Summary of significant accounting policies
Net revenues	3,843,004,896	549,542,391	3,102,344,942	2,740,974,233
Xiaoying Credit Loan [Member] | Post-origination service
Summary of significant accounting policies
Net revenues	1,074,453,821	153,644,853	759,538,640	596,581,987
Xiaoying Credit Loan [Member] | Financing income
Summary of significant accounting policies
Net revenues	1,396,975,778	199,764,879	1,372,004,085	1,133,314,422
Xiaoying Credit Loan [Member] | Guarantee income
Summary of significant accounting policies
Net revenues	636,572,154	91,028,607	201,715,792	24,496,658
Xiaoying Credit Loan [Member] | Other revenue
Summary of significant accounting policies
Net revenues	29,980,782	4,287,195	38,228,810	30,861,036
Xiaoying Revolving Loan
Summary of significant accounting policies
Net revenues				1,601,289
Xiaoying Revolving Loan | Loan facilitation service
Summary of significant accounting policies
Net revenues				0
Xiaoying Revolving Loan | Post-origination service
Summary of significant accounting policies
Net revenues				0
Xiaoying Revolving Loan | Financing income
Summary of significant accounting policies
Net revenues				0
Xiaoying Revolving Loan | Guarantee income
Summary of significant accounting policies
Net revenues				0
Xiaoying Revolving Loan | Other revenue
Summary of significant accounting policies
Net revenues				1,601,289
Other loans
Summary of significant accounting policies
Net revenues				4,022,032
Other loans | Loan facilitation service
Summary of significant accounting policies
Net revenues				0
Other loans | Post-origination service
Summary of significant accounting policies
Net revenues				0
Other loans | Financing income
Summary of significant accounting policies
Net revenues				4,022,032
Other loans | Guarantee income
Summary of significant accounting policies
Net revenues				0
Other loans | Other revenue
Summary of significant accounting policies
Net revenues				0
Other service
Summary of significant accounting policies
Net revenues	658,437,000	94,155,239	397,949,477	283,032,373
Other service | Loan facilitation service
Summary of significant accounting policies
Net revenues	0	0	0	0
Other service | Post-origination service
Summary of significant accounting policies
Net revenues	0	0	0	0
Other service | Financing income
Summary of significant accounting policies
Net revenues	0	0	0	0
Other service | Guarantee income
Summary of significant accounting policies
Net revenues	0	0	0	0
Other service | Other revenue
Summary of significant accounting policies
Net revenues	¥ 658,437,000	$ 94,155,239	¥ 397,949,477	¥ 283,032,373